Employee Benefit Plans - Schedule of Other Comprehensive (Income) Loss Related to Postretirement Benefit Plans (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Discount rate used to determine benefit obligations	25.00%
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate used to determine net benefit cost	3.25%	3.63%	3.76%
Expected return on plan assets	6.30%	6.30%	6.30%
Discount rate used to determine benefit obligations	3.92%	3.25%	3.63%
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate used to determine net benefit cost	3.01%	3.26%	3.38%
Discount rate used to determine benefit obligations	3.70%	3.01%	3.26%